10. OTHER ITEMS OF THE STATEMENT OF COMPREHENSIVE INCOME	12 Months Ended
Dec. 31, 2018
Other Items Of Statement Of Comprehensive Income
OTHER ITEMS OF THE STATEMENT OF COMPREHENSIVE INCOME

10.1 SELLING EXPENSES

	12.31.2018	12.31.2017	12.31.2016
Salaries and social security charges	972	1,007	1,019
Accrual of defined benefit plans	16	22	28
Fees and compensation for services	1,126	963	973
Compensation agreements	81	221	332
Property, plant and equipment depreciations	322	127	164
Taxes, rates and contributions	1,244	1,137	726
Communications	270	289	273
Penalties	1,052	434	385
Net impairment losses on financial assets (Note 4.1.1.2)	1,067	418	497
Transport	211	137	61
Other	90	21	33
Total selling expenses	6,451	4,776	4,491

10.2 ADMINISTRATIVE EXPENSES

	12.31.2018	12.31.2017	12.31.2016
Salaries and social security charges	3,044	2,898	2,984
Benefits to the personnel	206	205	112
Accrual of defined benefit plans	30	220	181
Fees and compensation for services	2,548	2,032	2,583
Compensation agreements	115	754	499
Directors' and Syndicates' fees	173	155	138
Property, plant and equipment depreciations	455	217	181
Consumption of materials	149	99	81
Maintenance	88	77	70
Transport and per diem	82	63	53
Rental and insurance	212	220	243
Surveillance and security	171	151	109
Taxes, rates and contributions	317	145	77
Communications	74	74	63
Institutional advertising and promotion	49	89	61
Other	38	82	76
Total administrative expenses	7,751	7,481	7,511

10.3 EXPLORATION EXPENSES

	12.31.2018	12.31.2017	12.31.2016
Geological and geophysical expenses	17	27	39
Decrease in unproductive wells	28	44	160
Total exploration expenses	45	71	199

10.4 OTHER OPERATING INCOME AND EXPENSES

Other operating income	Note	12.31.2018	12.31.2017	12.31.2016
Compensation for transaction agreemnet in Ecuador	5.6	3,721	-	-
Recovery of doubtful accounts		7	154	162
Surplus Gas Injection Compensation		866	3,820	4,117
Commissions on municipal tax collections		77	52	44
Services to third parties		503	313	230
Profit for property, plant and equipment sale		118	7	192
Dividends received		29	56	13
Recognition of income - provisional remedies Note MEyM No 2016-04484723		-	-	2,074
Income recognition on account of the RTI - SE Res. No. 32/15		-	-	958
Higher costs recognition - SE Res. No. 250/13 and subsequent Notes		-	-	185
Onerous contract (Ship or pay)		-	-	317
Reversal of contingencies provision		140	915	11
Other		1,381	291	87
Total other operating income		6,842	5,608	8,390

Other operating expenses
Provision for contingencies		(1,320)	(765)	(962)
Decrease in property, plant and equipment		(217)	(38)	(109)
Allowance for uncollectible tax credits		(1)	(27)	(61)
Tax on bank transactions		(1,136)	(1,035)	(929)
Other expenses FOCEDE		-	-	(31)
Cost for services provided to third parties		(57)	(62)	(68)
Compensation agreements		-	(80)	(230)
Donations and contributions		(82)	(62)	(37)
Institutional relationships		(114)	(105)	(92)
Extraordinary Canon		(117)	(511)	(774)
Contingent consideration		-	(304)	-
Onerous contract (Ship or Pay)		(265)	(142)	-
Tax contingencies in Ecuador	5.6	(2,605)	-	-
Other		(1,612)	(761)	(603)
Total other operating expenses		(7,526)	(3,892)	(3,896)

Other operating income – Recovery of contingencies and tax charges – Regularization regime (Moratorium)

Between the 29 and the 31 of March 2017, the Company adhered to the regularization regime (moratorium) provided for Law No. 27,260 in relation to certain tax claims and provisions. The Company related liabilities were mainly attributable to contingencies identified in Petrobras’s acquisition process including interpretation differences with the Argentine tax authority regarding i) the time of recording well abandonment expenses for income tax purposes, ii) the exemption from the Tax on Personal Assets as Substitute Taxpayer for the shareholder PPSL; iii) the Tariff heading used by the Company for certain exported products; and iv) inaccurate customs regarding the importation of a turbine supplied by Siemens Germany, including certain spare parts that had not been required nor declared by the Company. In relation to the last matter described before, the Company entered into an agreement with Siemens pursuant to which Pampa received the reimbursement of related incurred costs. As of December 31, 2016, the carrying amount of the matters that were included in the moratorium amounted to $ 1,332 million and $ 668 million disclosed as provisions and tax payables, respectively.

As the adhesion to the regularization regime established benefits of releasing tax fines and reducing compensatory interests, the Company has recorded, during 2017 fiscal year, a net gain after income tax effects of $ 558 million.

Other operating income - Incident at Central Térmica Genelba

On September 22, 2017 a major incident occurred in the TG11 unit, which makes up Central Térmica Genelba’s combined cycle plant, and which resulted in severe damage to the turbine’s generator. Following the incident, the combined-cycle generation capacity has been reduced by 50% (330 MW).

After evaluating the causes of the failure, the Company, together with the generator’s manufacturer (SIEMENS), started the works for the installation of a new generator.

On January 5, 2018, works concluded and TG11 became operative again, thus regaining 100% of the combined cycle capacity.

As of the date of issuance of these financial statements, the Company has collected U$S 23.9 million from the insurance companies.

10.5. FINANCIAL RESULTS

Finance income	Note	12.31.2018	12.31.2017	12.31.2016
Commercial interest		2,230	1,605	1,381
Financial interest		1,270	540	142
Other interest		251	188	221
Total finance income		3,751	2,333	1,744

Finance expenses
Commercial interest		(2,957)	(1,679)	(2,159)
Fiscal interest		(318)	(415)	(160)
Financial interest (1)		(7,922)	(6,107)	(5,630)
Other interest		(549)	(387)	(6)
Taxes and bank commissions		-	-	(76)
Other financial expenses		(198)	(162)	(123)
Total financial expenses		(11,944)	(8,750)	(8,154)

Gain on net monetary position
		23,696	11,478	5,770
Other financial results
Foreign currency exchange difference, net		(32,048)	(5,819)	(1,649)
Changes in the fair value of financial instruments		2,415	2,324	2,368
Discounted value measurement		(2,713)	(213)	(138)
Discounted value measurement - asset retirement obligation accretion		(79)	(69)	(68)
Results for the repurchase of corporate bonds		59	-	-
Other financial results		1	3	(8)
Total other financial results		(32,365)	(3,774)	505

Total financial results, net		(16,862)	1,287	(135)

(1) Net of $ 282 million and $ 602 million capitalized in property, plant and equipment for the years ended December 31, 2018 and 2017, respectively.

10.6 INCOME TAX AND MINIMUM NOTIONAL INCOME TAX

The breakdown of income tax charge is:
	12.31.2018	12.31.2017	12.31.2016
Current tax	1,465	2,061	2,159
Deferred tax	(713)	(2,708)	(3,412)
Other comprehensive income	19	-	(32)
Difference in the estimate of previous fiscal year income tax and the income return	(113)	(456)	(11)
Mininum notional income tax	-	-	(307)
Direct charges for income tax	-	118	-
Income tax expense (benefit)	658	(985)	(1,603)

Below is a reconciliation between income tax expense and the amount resulting from application of the tax rate on the income before taxes:

	12.31.2018	12.31.2017	12.31.2016
Profit before tax	8,447	15,157	1,870
Current tax rate	30%	35%	35%
Result at the tax rate	2,534	5,305	655
Share of profit of joint ventures and associates	(125)	(4,403)	(99)
Non-taxable results	(740)	(2,235)	(1,545)
Non-deductible cost	18	322
Non-deductible provisions	-	201	260
Other	80	19	309
Gain (Loss) on monetary position	(434)	2,476	(863)
Effect of tax rate change in deferred tax	(983)	(746)	-
Mininum notional income tax	-	-	(307)
Difference in the estimate of previous fiscal year income tax and the income tax statement	165	(741)	27
Deferred tax not previously recognized	-	(1,183)	(40)
Deferred tax assets not recognized	143	-	-
Income tax expense (benefit)	658	(985)	(1,603)

As of December 31, 2018 and 2017 consolidated accumulated tax losses amount to $ 6,651 million and $ 7,357 million, respectively, which may be offset, pursuant to the applicable tax laws, with tax profits corresponding to future fiscal years, at the tax rate that is estimated to apply, based on the following breakdown:

Fiscal year generation	Fiscal year prescription	12.31.2018	12.31.2017

2013	2018	-	1
2014	2019	-	1
2015	2020	98	15
2016	2021	667	1,010
2017	2022	161	1,389
2018	2023	1,050	-
		1,976	2,416
Unrecognized deferred assets		(1)	-
Recognized Tax loss-carryforwards		1,975	2,416